UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	09/30/2008

Check here if Amendment:           |_|; Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stockman Asset Management, Inc.

Address:  2700 King Avenue West
          Billings, MT 59102

13F File Number: 28-12190

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary R. Lucas
Title:  Chief Executive Officer
Phone:  (406) 655-3960


Signature, Place and Date of Signing:


Gary R. Lucas		       Billings, Montana	       October 8, 2008
--------------------           ------------------           --------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        29

Form 13F Information Table Value Total:   $116,277
                                          (in thousands)


List of Other Included Managers:     NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           FORM 13F INFORMATION TABLE
                                       	STOCKMAN ASSET MANAGEMENT, INC.
                                               September 30, 2008


COLUMN 1                        COLUMN  2           COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8

                                                                 VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MGRS   SOLE  SHARED  NONE
--------------                  --------------      -----       --------   -------  --- ----   ----------  ----   ----  ------  ----
AMERICAN INTL GROUP   		COM                 026874107     513     153,984   SH         SOLE        NONE    4,300     149,684
AMGEN INC                       COM                 031162100   5,355      90,354   SH	       SOLE	   NONE	   1,670      88,684
ASTRAZENECA, PLC                SPONSORED ADR       046353108   5,416     123,435   SH         SOLE        NONE    2,200     121,235
AVON PRODUCTS INC		COM                 054303102   5,090     122,439   SH         SOLE        NONE    2,200     120,239
BANK OF AMERICA CORP            COM                 060505104   5,698     162,787   SH         SOLE        NONE    2,900     159,887
BB&T CORP                       COM                 054937107     206       5,440   SH         SOLE        NONE                5,440
CITIGROUP INC	                COM                 172967101   4,084     199,106   SH         SOLE        NONE    4,500     194,606
GANNETT INC		        COM                 364730101   2,864     169,358   SH         SOLE        NONE    5,250     164,108
GENERAL ELECTRIC                COM                 369604103   3,643     142,875   SH         SOLE        NONE    3,200     139,675
GLAXOSMITHKLINE PLC             SPON ADR    	    37733W105   5,151     118,531   SH         SOLE        NONE    2,390     116,141
HOME DEPOT INC		        COM                 437076102	4,748     183,378   SH         SOLE        NONE    3,200     180,178
HSBC HLDGS PLC                  SPON ADR NEW        404280406     200       2,480   SH         SOLE        NONE                2,480
HUNTINGTON BANCSHARES	        COM                 446150104     109      13,590   SH         SOLE        NONE               13,590
JOHNSONS & JOHNSONS             COM                 478160104   5,872      84,758   SH         SOLE        NONE    1,310      83,448
JP MORGAN CHASE & CO            COM                 46625H100   6,936     148,512   SH         SOLE        NONE    2,500     146,012
KIMBERLY CLARK		        COM                 494368103   5,639      86,963   SH         SOLE        NONE    1,700      85,263
LILLY ELI                	COM                 532457108   4,773     108,393   SH         SOLE        NONE    2,200     106,193
LOWES COS INC			COM		    548661107	5,280     222,882   SH         SOLE        NONE    3,860     219,022
MBIA INC	                COM                 55262C100   1,964     165,040   SH         SOLE        NONE    1,800     163,240
NEWELL RUBBERMAID    		COM                 651229106   3,148     182,380   SH         SOLE        NONE    4,700     177,680
PFIZER             	 	COM                 717081103   4,758     258,024   SH         SOLE        NONE    5,850     252,174
SARA LEE CORP	                COM                 803111103   4,532     358,849   SH         SOLE        NONE    7,100     351,749
STATE STR CORP                  COM                 857477103     200       3,524   SH         SOLE        NONE                3,524
3M CO                           COM                 88579Y101   5,240      76,708   SH         SOLE        NONE    1,240      75,468
US BANCORP DEL		        COM NEW             902973304   7,093     196,915   SH         SOLE        NONE    3,350     193,565
WACHOVIA CORP 2ND NEW           COM		    929903102     630     180,008   SH         SOLE        NONE    4,500     175,508
WAL MART STORES INC             COM                 931142103   5,593      93,388   SH         SOLE        NONE    1,700      91,688
WELLS FARGO & CO NEW            COM                 949746101   7,176     191,212   SH         SOLE        NONE    3,610     187,602
WYETH                           COM                 983024100   4,880     132,098   SH         SOLE        NONE    2,450     129,648
